Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Sales, net	$ 14,262	$ 16,770	$ 141,760	$ 9,072,130
Cost of goods sold	12,330	11,984	83,290	466,802
Gross profit	1,932	4,786	58,470	8,605,328
Operating Expenses:
Product development	215,575	94,223	1,373,351	693,448
Sales and marketing	349,251	86,264	811,537	215,332
General and administrative, net	5,109,473	5,845,775	26,638,816	17,238,184
Transaction costs	35,000		55,038,544
Depreciation and amortization	60,116	68,916	273,772	818,203
Total operating expenses	5,769,415	6,095,178	84,136,020	18,965,167
Loss from operations	(5,767,483)	(6,090,392)	(84,077,550)	(10,359,839)
Other income (expense):
Other income, net	772	2,584	21,390	59,982
UK R&D tax credit			1,251,243
Loss on initial issuance of convertible note			(1,770,933)
Change in fair value of convertible note option liability	59,000		840,933
Change in fair value of warrant liabilities	420,497		200,124
Change in fair value of Earn-out Share Liability	10,530,000		38,040,000
Other expense	2,750	(2,836)	(244,732)	(21,857)
Interest income				1,942
Interest expense	(946,484)	(456,768)	(1,808,243)	(5,318,817)
Total other income (expense)	10,066,534	(457,020)	36,529,782	(5,278,750)
Net income (loss)	$ 4,299,052	$ (6,547,412)	$ (47,547,768)	$ (15,638,589)
Net income (loss) per share:
Basic (in Dollars per share)	$ 0.12	$ (0.31)	$ (1.88)	$ (0.97)
Diluted (in Dollars per share)	$ 0.12	$ (0.31)	$ (1.88)	$ (0.97)
Weighted-average common stock outstanding used in per share amounts:
Basic (in Shares)	36,369,224	21,115,617	25,257,473	16,154,794
Diluted (in Shares)	36,583,665	21,115,617	25,257,473	16,154,794
Other comprehensive income (loss):
Foreign currency translation adjustment	$ 20,411	$ 365,381
Comprehensive income (loss)	$ 4,319,462	$ (6,182,031)	$ (46,752,023)	$ (17,071,977)